Note 2 - Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Nature of Operations [Text Block]
2.	Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (“FDA”) in the United States, the Therapeutic Goods Administration in Australia, the European Medicines Agency in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may
take many years, and is normally expected to involve substantial expenditures.

We have incurred losses of
$43.5
million since our inception in
2011.
For the
six
months ended
June 30, 2020,
we incurred a net loss of
$2.2
million. We also incurred negative cash flows from operating activities of
$2.0
million for this period. As we continue to pursue development activities and seek commercialization of our initial product candidate, SBP-
101,
we expect to incur substantial losses, which are likely to generate negative net cash flows from operating activities. As of
June 30, 2020,
we had cash of
$2.3
million, working capital of
$1.6
million, (current assets less current liabilities) and stockholders' equity of
$1.6
million. The Company's principal sources of cash have historically included the issuance of convertible debt and equity securities.

The accompanying condensed consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The condensed consolidated financial statements do
not
include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our current independent registered public accounting firm included a paragraph emphasizing this going concern uncertainty in their audit report regarding our
2019
financial statements dated
March 24, 2020.
Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-
101
product candidate in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our SBP-
101
product candidate. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See Note
4
titled “Liquidity and Business Plan.”

In
March 2020,
the World Health Organization declared the spread of a novel strain of coronavirus (“COVID-
19”
) a global pandemic. Actions have been taken by federal, state and local governmental authorities to combat the spread of COVID-
19,
including through issuances of “stay-at-home” directives and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations.  These measures, while intended to protect human life, have led to significantly reduced economic activity. While many state and local authorities have started to reopen businesses, others have adopted additional measures to mitigate COVID-
19
and the rapid development and uncertainty of the situation continues to preclude any prediction as to the ultimate impact COVID-
19
will have on the Company's business, financial condition, results of operation and cash flows, which will depend largely on future developments directly or indirectly relating to the duration and scope of the COVID-
19
outbreak in the United States and Australia.  On
April 3, 2020,
we initiated a temporary pause in the enrollment of new patients in our ongoing clinical trial.  On
May 20, 2020,
we reauthorized our clinical sites to resume recruitment and enrollment of patients in our clinical trial, which we expect to continue as conditions allow.  We continued to treat patients already enrolled throughout the temporary pause in enrollment.

2.	Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (“FDA”) in the United States, the Therapeutic Goods Administration (“TGA”) in Australia, the European Medicines Agency (“EMA”) in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may
take many years, and is normally expected to involve substantial expenditures.

We have incurred losses of
$41.3
million since our inception in
2011.
For the year ended
December 31, 2019
we incurred a net loss and negative cash flows from operating activities of
$6.2
million and
$2.7
million, respectively. We expect to incur substantial losses for the foreseeable future, which will continue to generate negative net cash flows from operating activities, as we continue to pursue research and development activities and the clinical development of our primary product candidate, SBP-
101.
As of
December 31, 2019,
we had cash of
$2.4
million, working capital of
$1.3
million and stockholders' equity of
$1.4
million. The Company's principal sources of cash have included the issuance of convertible debt and equity securities.

The accompanying Consolidated Financial Statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business and do not
include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our initial product candidate, SBP-
101,
in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our initial product candidate. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern.